The estimate of future recoverability of these tax credits is made based on growth projections, operational matters and the consumption of the credits in the operation. (Details) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Recoverable taxes	R$ 1,646	R$ 1,634
Recoverable taxes, current	876	768
Recoverable taxes, non-current	770	866
State tax credits - ICMS [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	1,153	1,311
Social integration program (PIS) and contribution for social security financing (COFINS) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	370	141
Social security contribution (INSS) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	54	36
Income tax and social contribution [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	61	144
Other [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	R$ 8	R$ 2